Payments, by Category - 12 months ended Dec. 31, 2023 - USD ($)	Total	DEUTSCHE SHELL HOLDING GmbH [Member]	A/S NORSKE SHELL [Member]	SHELL EXPLORATION AND PRODUCTION BRUNEI BV [Member]	SHELL DEEPWATER BORNEO LIMITED [Member]	BG EXPLORATION AND PRODUCTION INDIA LIMITED [Member]	SHELL EXPLORACION Y EXTRACCION DE MEXICO, S.A. DE C.V. [Member]	SHELL EP OFFSHORE VENTURES LIMITED SUCURSAL COLOMBIA [Member]	SURINAME EXPLORATION [Member]	BG INTERNATIONAL LIMITED - TRINIDAD AND TOBAGO BRANCH [Member]	BG TRINIDAD AND TOBAGO LIMITED [Member]	SHELL U.K. LIMITED [Member]	SABAH SHELL PETROLEUM COMPANY LIMITED [Member]	SARAWAK SHELL BERHAD [Member]	SHELL ENERGY ASIA LIMITED [Member]	SHELL OIL AND GAS (MALAYSIA) LLC [Member]	SHELL SABAH SELATAN SDN. BHD. [Member]	SHELL AUSTRALIA PTY LTD [Member]	BG DELTA LIMITED - EGYPT BRANCH [Member]	SHELL EGYPT N.V. [Member]	THE SHELL PETROLEUM DEVELOPMENT COMPANY OF NIGERIA LIMITED [Member]	SHELL CANADA ENERGY [Member]	SHELL PETROLEUM INC. [Member]	SHELL EXPLORATION AND PRODUCTION COMPANY [Member]	SHELL BRASIL PETROLEO LTDA [Member]	BG ROSETTA LIMITED [Member]
Payments:
Taxes	$ 11,278,619,755	$ 82,865,836	$ 1,761,137,182	$ 17,890,705	$ 55,794,941	$ (14,990,868)						$ 489,164,786	$ 2,664,721	$ 3,512,754	$ 2,438,862	$ 608,917	$ 3,676,917	$ 1,321,599,087	$ 54,554,015		$ 150,743,083		$ 13,500,000	$ (1,093,622)	$ 528,769,030	$ 2,513,421
Royalties	4,461,769,236			8,352,280																	273,998,092
Fees	2,242,960,399		223,460				$ 63,635,480	$ 367,220		$ 4,475,866	$ 805,637	3,460,816									115,648,504	$ 1,062,319			1,303,585
Prod. Entitlements	11,486,089,900			3,842,049						242,147,478
Bonuses	47,146,793								$ 18,600,000											$ 1,250,646
Infrastructure	255,455
Total Payments	$ 29,516,841,538	$ 82,865,836	$ 1,761,360,642	$ 30,085,034	$ 55,794,941	$ (14,990,868)	$ 63,635,480	$ 367,220	$ 18,600,000	$ 246,623,344	$ 805,637	$ 492,625,602	$ 2,664,721	$ 3,512,754	$ 2,438,862	$ 608,917	$ 3,676,917	$ 1,321,599,087	$ 54,554,015	$ 1,250,646	$ 540,389,679	$ 1,062,319	$ 13,500,000	$ (1,093,622)	$ 530,072,615	$ 2,513,421